Boston Partners Long/Short Research Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 3.3%
Alphabet, Inc. - Class A (a)	10,900	$ 4,145,706
Informa PLC	271,538	2,950,105
Meta Platforms, Inc. - Class A	4,035	2,552,178
Nexstar Media Group, Inc.	12,647	2,256,604
Omnicom Group, Inc.	21,129	1,536,290
T-Mobile US, Inc. (a)	9,994	1,874,175
Walt Disney Co.	37,179	3,785,937
		19,100,995

Consumer Discretionary - 10.9%
Aptiv PLC (b)	38,996	2,649,388
AutoNation, Inc. (b)	9,730	1,826,516
AutoZone, Inc. (b)	614	1,802,207
Booking Holdings, Inc.	31,400	5,257,302
Boyd Gaming Corp.	44,169	3,651,893
Churchill Downs, Inc.	34,086	2,972,640
Covista, Inc. (b)	15,617	1,839,683
Darden Restaurants, Inc.	10,064	2,052,150
Domino's Pizza, Inc.	4,718	1,465,316
eBay, Inc.	20,912	2,285,054
Flutter Entertainment PLC (b)	18,783	1,809,219
Frontdoor, Inc. (a)(b)	132,779	8,241,593
Garrett Motion, Inc.	83,595	2,738,572
Gentex Corp.	96,913	2,341,418
Home Depot, Inc.	4,915	1,558,743
Lennar Corp. - Class A	20,478	1,838,515
Lowe's Cos., Inc.	3,333	714,462
Magna International, Inc.	30,990	2,006,912
Restaurant Brands International, Inc.	12,590	940,473
Ross Stores, Inc.	15,734	3,646,040
Tapestry, Inc.	6,200	901,852
TJX Cos., Inc. (a)	22,551	3,489,767
Valvoline, Inc. (b)	68,867	2,324,261
Wyndham Hotels & Resorts, Inc.	42,063	3,375,976
Yum! Brands, Inc.	16,088	2,380,220
		64,110,172

Consumer Staples - 5.0%
British American Tobacco PLC - ADR	40,695	2,514,544
Cal-Maine Foods, Inc.	12,611	942,294
Coca-Cola Co.	39,385	3,111,809
Coca-Cola Consolidated, Inc.	15,115	2,618,825
Coca-Cola Europacific Partners PLC	18,263	1,656,272
Glanbia PLC	54,076	1,315,727
Kerry Group PLC - Class A	8,351	715,503
Maplebear, Inc. (b)	46,290	1,842,342
McCormick & Co., Inc.	37,328	1,768,227
Philip Morris International, Inc.	16,042	2,845,530
Sysco Corp.	23,768	1,801,852
Toyo Suisan Kaisha Ltd.	18,410	1,290,024
US Foods Holding Corp. (a)(b)	50,701	4,149,877
Walmart, Inc.	25,363	2,935,767

		29,508,593

Energy - 1.4%
ConocoPhillips	16,398	1,869,044
ONEOK, Inc.	21,132	1,773,820
Permian Resources Corp.	103,927	1,998,516
SLB Ltd.	42,572	2,322,303
		7,963,683

Financials - 18.2%
Admiral Group PLC	48,093	2,128,035
AIB Group PLC	101,989	1,200,195
Allstate Corp.	14,006	2,886,497
American Express Co.	5,212	1,649,442
Ameriprise Financial, Inc. (a)	6,701	2,986,703
Aon PLC - Class A	12,326	3,895,756
Apollo Global Management, Inc.	10,228	1,316,446
Arthur J Gallagher & Co.	7,692	1,546,938
Baldwin Insurance Group, Inc. - Class A (b)	44,607	866,268
Banco Bilbao Vizcaya Argentaria SA	55,537	1,297,158
Bank of America Corp. (a)	110,611	5,707,528
Berkshire Hathaway, Inc. - Class B (a)(b)	5,684	2,696,944
Capital One Financial Corp.	5,516	1,036,622
Charles Schwab Corp.	30,428	2,657,886
Chubb Ltd.	9,232	2,877,891
Corpay, Inc. (b)	11,318	4,094,852
Danske Bank AS	19,046	1,001,839
East West Bancorp, Inc.	18,647	2,285,003
Evercore, Inc. - Class A	6,681	2,277,286
Everest Group Ltd.	5,418	1,755,595
Fidelity National Information Services, Inc.	30,308	1,302,941
Fifth Third Bancorp (a)	22,407	1,118,781
First American Financial Corp.	18,539	1,227,838
Global Payments, Inc.	25,472	1,923,391
Goldman Sachs Group, Inc. (a)	1,349	1,383,480
Hiscox Ltd.	110,570	2,592,762
Huntington Bancshares, Inc. (a)	80,809	1,322,035
ING Groep NV	71,848	2,225,520
Intercontinental Exchange, Inc.	8,344	1,233,660
JPMorgan Chase & Co. (a)	24,952	7,468,383
LPL Financial Holdings, Inc.	12,693	3,474,963
M&T Bank Corp.	5,484	1,185,147
Markel Group, Inc. (a)(b)	1,815	3,295,296
Marsh & McLennan Cos., Inc.	10,150	1,623,695
Mastercard, Inc. - Class A	3,682	1,818,834
Morgan Stanley	13,209	2,747,472
NatWest Group PLC	240,688	1,935,780
Nordea Bank Abp	103,634	1,985,931
Progressive Corp.	9,308	1,772,243
Renaissance Holdings Ltd.	8,972	2,515,300
Synchrony Financial (a)	18,098	1,292,921
Travelers Cos., Inc.	6,831	1,993,901
Visa, Inc. - Class A	9,225	3,010,671
Wells Fargo & Co. (a)	82,627	6,406,898
WEX, Inc. (b)	12,203	1,768,947
White Mountains Insurance Group Ltd.	1,164	2,403,450
		107,195,124

Health Care - 10.4%

Abbott Laboratories (a)	3,803	325,537
AbbVie, Inc.	29,456	6,413,160
Amgen, Inc.	10,024	3,375,983
AstraZeneca PLC	9,230	1,713,675
Biogen, Inc. (b)	11,532	2,260,272
Bristol-Myers Squibb Co.	29,919	1,710,768
Cencora, Inc.	4,408	1,187,339
Centene Corp. (b)	18,780	1,119,288
Cigna Group (a)	4,060	1,126,244
CVS Health Corp.	32,891	2,992,423
Elevance Health, Inc. (a)	2,058	809,185
GE HealthCare Technologies, Inc.	29,144	1,816,837
Gilead Sciences, Inc.	22,278	2,994,831
Grifols SA	51,387	556,286
Halozyme Therapeutics, Inc. (b)	24,681	1,642,274
HCA Healthcare, Inc. (a)	3,409	1,290,443
Humana, Inc.	5,055	1,543,898
ICON PLC (b)	5,526	751,923
Ipsen SA	2,996	547,276
IQVIA Holdings, Inc. (b)	10,356	1,886,967
Johnson & Johnson	15,217	3,428,847
Labcorp Holdings, Inc.	3,532	918,532
McKesson Corp.	1,986	1,474,486
Medtronic PLC	18,546	1,368,880
Merck & Co., Inc.	2,330	276,618
Molina Healthcare, Inc. (a)(b)	861	149,470
Novartis AG - ADR	794	119,235
Novo Nordisk AS	3,020	137,999
Pfizer, Inc.	3,133	82,022
QIAGEN NV	20,785	760,523
Quest Diagnostics, Inc.	8,794	1,713,950
Sandoz Group AG	24,197	2,034,691
Stryker Corp.	5,880	1,793,929
Tenet Healthcare Corp. (b)	3,003	526,486
Thermo Fisher Scientific, Inc.	8,406	4,140,039
UCB SA	208	61,074
UnitedHealth Group, Inc.	16,002	6,085,721
Zimmer Biomet Holdings, Inc.	1,572	129,423
		61,266,534

Industrials - 18.6%
3M Co.	17,297	2,648,690
Acuity, Inc.	5,718	1,744,619
AECOM Technology Corp.	30,249	2,098,373
Airbus Group SE	11,363	2,372,900
Allegion PLC	17,216	2,239,285
Allison Transmission Holdings, Inc.	25,685	2,916,018
AMETEK, Inc. (a)	8,609	1,944,343
Brink's Co.	50,265	5,228,565
Builders FirstSource, Inc. (b)	23,086	1,760,538
CACI International, Inc. - Class A (b)	3,540	1,817,825
Canadian Pacific Kansas City Ltd.	21,991	1,964,236
CH Robinson Worldwide, Inc.	20,476	3,658,037
Cummins, Inc.	3,077	1,989,681
Delta Air Lines, Inc.	18,995	1,566,708
Dover Corp.	11,344	2,397,668
Eaton Corp. PLC	5,094	2,040,656
Equifax, Inc.	15,296	2,535,924
Esab Corp.	21,654	2,001,479

Expeditors International of Washington, Inc.	13,524	2,136,657
FedEx Corp.	7,415	3,053,126
Ferguson Enterprises, Inc.	7,553	1,706,751
HNI Corp.	70,895	2,211,215
Honeywell International, Inc.	7,298	1,735,902
Howmet Aerospace, Inc. (a)	15,060	3,889,245
Hubbell, Inc.	7,778	3,683,739
Huron Consulting Group, Inc. (b)	16,969	1,822,301
IDEX Corp.	12,790	2,696,516
IMI PLC	68,031	2,541,351
Jacobs Solutions, Inc.	41,646	4,991,690
L3Harris Technologies, Inc.	17,279	5,445,995
Leidos Holdings, Inc. (a)	13,336	1,704,341
Masco Corp. (a)	24,131	1,695,203
Matson, Inc.	6,861	1,243,899
Middleby Corp. (b)	8,641	1,339,441
Nordson Corp.	6,085	1,748,403
Old Dominion Freight Line, Inc.	13,049	2,937,982
Parker-Hannifin Corp. (a)	2,294	1,937,581
Rexel SA	58,164	2,483,800
Siemens AG	4,369	1,369,856
SS&C Technologies Holdings, Inc. (a)	27,844	1,880,027
StandardAero, Inc. (b)	78,291	2,242,254
Uber Technologies, Inc. (b)	48,226	3,395,110
UFP Industries, Inc.	23,490	1,902,690
United Airlines Holdings, Inc. (b)	12,503	1,435,344
Upwork, Inc. (a)(b)	181,162	1,597,849
Veralto Corp.	22,589	1,857,494
		109,611,307

Information Technology - 14.9%
Adeia, Inc. (a)	108,992	2,912,266
Applied Materials, Inc.	6,381	2,871,833
Arrow Electronics, Inc. (a)(b)	7,721	1,657,158
Broadcom, Inc.	13,353	5,965,720
Capgemini SE	7,192	854,444
CDW Corp.	12,664	1,588,699
Celestica, Inc. (b)	6,452	2,486,536
Check Point Software Technologies Ltd. (b)	6,815	920,366
Dell Technologies, Inc. - Class C	7,318	3,080,219
EPAM Systems, Inc. (b)	14,812	1,517,638
Flex Ltd. (a)(b)	73,958	11,151,387
Gen Digital, Inc. (a)	84,724	2,185,032
InterDigital, Inc.	13,040	3,287,254
Jabil, Inc. (a)	8,022	2,924,500
Lam Research Corp.	17,808	5,666,149
Microchip Technology, Inc. (a)	25,407	2,404,773
Micron Technology, Inc.	5,816	5,647,336
NetApp, Inc.	15,457	2,694,001
Nice Ltd. - ADR (a)(b)	9,496	879,899
NVIDIA Corp.	16,482	3,480,009
NXP Semiconductors NV	5,488	1,763,569
Oracle Corp. (a)	8,251	1,862,911
Qnity Electronics, Inc.	18,677	2,913,612
Salesforce, Inc.	6,669	1,274,446
Samsung Electronics Co. Ltd.	17,202	3,608,870
Seagate Technology Holdings PLC	9,803	8,624,679
Trimble, Inc. (b)	24,793	1,398,573
Vontier Corp.	30,247	858,410

Zebra Technologies Corp. - Class A (a)(b)		4,620	1,125,571
			87,605,860

Materials - 3.4%
Ball Corp.		41,400	2,263,338
Commercial Metals Co.		21,466	1,632,489
CRH PLC		25,473	2,771,208
DuPont de Nemours, Inc.		26,730	1,294,267
Eastman Chemical Co.		25,419	1,928,539
Endeavour Mining PLC		20,382	1,277,192
Equinox Gold Corp.		109,415	1,492,041
Louisiana-Pacific Corp.		8,372	639,453
Methanex Corp.		78,717	4,652,175
Warrior Met Coal, Inc.		19,427	1,836,629
			19,787,331

Real Estate - 3.2%
COPT Defense Properties		58,934	1,889,424
Essential Properties Realty Trust, Inc.		98,773	3,020,478
Extra Space Storage, Inc.		11,338	1,636,187
Healthpeak Properties, Inc.		99,556	1,906,497
Invitation Homes, Inc.		26,640	779,220
Jones Lang LaSalle, Inc. (b)		8,599	2,427,584
Kimco Realty Corp.		95,733	2,305,251
Lamar Advertising Co. - Class A (a)		10,860	1,655,716
Regency Centers Corp. (a)		21,393	1,654,748
STAG Industrial, Inc.		46,240	1,751,109
			19,026,214

Utilities - 8.2%
American Electric Power Co., Inc.		15,296	1,937,544
CenterPoint Energy, Inc. (a)		91,294	3,858,085
Entergy Corp.		44,799	4,885,331
FirstEnergy Corp. (a)		83,998	3,896,667
Naturgy Energy Group SA		51,394	1,702,355
NextEra Energy, Inc.		25,833	2,247,729
NiSource, Inc. (a)		88,773	4,103,088
NRG Energy, Inc.		24,726	3,315,262
OGE Energy Corp.		83,040	3,921,979
PPL Corp. (a)		65,160	2,306,012
Southern Co.		41,486	3,818,786
SSE PLC		104,108	3,255,773
Talen Energy Corp. (b)		8,485	3,281,998
Vistra Energy Corp.		13,586	2,176,885
Xcel Energy, Inc.		40,857	3,248,132
			47,955,626
TOTAL COMMON STOCKS (Cost $400,732,799)			573,131,439

WARRANTS - 0.0% (d)		Contracts	Value
ANDRADA MINING Ltd. WARRANT, Expires 07/21/2027, Exercise Price $0.10 (b)(c)		1,400,000	8,729
TOTAL WARRANTS (Cost $19,080)			8,729

SHORT-TERM INVESTMENTS

CONVERTIBLE NOTES - 0.1%		Par	Value
Andrada Mining Ltd., 12.00%, 07/20/2027 (c)	GBP	700,000	902,621
TOTAL CONVERTIBLE NOTES (Cost $915,464)			902,621

MONEY MARKET FUNDS - 0.0% (d)	Shares		Value
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 3.53% (a)(e)	2,398		2,398
Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 3.50% (a)(e)	2,398		2,398
Fidelity Treasury Portfolio - Class I, 3.51% (a)(e)	2,397		2,397
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 3.51% (e)	2,398		2,398
TOTAL MONEY MARKET FUNDS (Cost $9,591)			9,591

TOTAL INVESTMENTS - 97.6% (Cost $401,676,934)			574,052,380
Other Assets in Excess of Liabilities - 2.4% (f)		0.02370	13,935,500
TOTAL NET ASSETS - 100.0%			$ 587,987,880

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GBP - British Pound
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2026 was $104,394,845.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $911,350 or 0.2% of net assets as of May 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(f)	Includes cash of $5,040,000 that is pledged as collateral for securities sold short.

Boston Partners Long/Short Research Fund
Schedule of Securities Sold Short
May 31, 2026 (Unaudited)

COMMON STOCKS - (16.4)%	Shares	Value
Communication Services - (1.6)%
Dentsu Group, Inc.	(76,600)	$ (1,443,634)
Grindr, Inc.	(74,485)	(931,062)
Lumen Technologies, Inc.	(190,385)	(2,092,331)
Newsmax, Inc.	(129,204)	(1,099,526)
Paramount Skydance Corp.	(86,816)	(921,118)
Roblox Corp. - Class A	(23,865)	(1,125,235)
TELUS Corp.	(73,184)	(918,881)
Yelp, Inc.	(41,921)	(955,799)
		(9,487,586)

Consumer Discretionary - (2.5)%
Birkenstock Holding PLC	(14,714)	(663,160)
Breville Group Ltd.	(58,520)	(1,213,895)
CarMax, Inc.	(17,935)	(800,260)
Carvana Co.	(9,900)	(722,700)
Cava Group, Inc.	(9,833)	(763,631)

Five Below, Inc.	(5,490)	(1,248,206)
Hilton Grand Vacations, Inc.	(42,493)	(2,210,486)
LGI Homes, Inc.	(25,875)	(1,237,084)
Livewire Group, Inc.	(79,244)	(111,734)
Meritage Homes Corp.	(18,381)	(1,199,176)
NIKE, Inc. - Class B	(16,491)	(762,379)
Nokian Renkaat Oyj	(53,761)	(692,990)
On Holding AG - Class A	(10,227)	(417,466)
QuantumScape Corp.	(24,708)	(221,878)
Shake Shack, Inc. - Class A	(12,997)	(835,837)
Tesla, Inc.	(949)	(413,565)
Texas Roadhouse, Inc.	(5,443)	(983,115)
		(14,497,562)

Consumer Staples - (2.2)%
Beiersdorf AG	(10,219)	(821,577)
Brown-Forman Corp. - Class B	(34,852)	(896,393)
Campbell's Co.	(57,190)	(1,207,281)
Chocoladefabriken Lindt & Spruengli AG	(8)	(978,797)
Church & Dwight Co., Inc.	(10,072)	(963,185)
Costco Wholesale Corp.	(1,056)	(1,009,874)
Coty, Inc. - Class A	(275,942)	(587,757)
Ezaki Glico Co. Ltd.	(25,100)	(856,557)
Flowers Foods, Inc.	(117,471)	(897,479)
Hershey Co.	(4,142)	(803,672)
Hormel Foods Corp.	(60,022)	(1,394,311)
Kraft Heinz Co.	(47,513)	(1,140,787)
Lotus Bakeries NV	(81)	(1,038,083)
Sprouts Farmers Market, Inc.	(5,968)	(493,076)
		(13,088,829)

Energy - (0.1)%
Tourmaline Oil Corp.	(7,176)	(328,025)

Financials - (2.8)%
Aozora Bank Ltd.	(155,800)	(2,615,633)
Block, Inc.	(12,639)	(957,025)
Brookfield Corp.	(29,876)	(1,361,122)
Deutsche Bank AG	(38,130)	(1,235,605)
Jack Henry & Associates, Inc.	(3,579)	(487,889)
Japan Post Bank Co. Ltd.	(75,900)	(1,462,684)
Kinsale Capital Group, Inc.	(3,229)	(984,102)
Klarna Group PLC	(70,158)	(1,283,190)
LIFENET INSURANCE CO	(99,300)	(1,064,384)
Palomar Holdings, Inc.	(5,463)	(584,760)
Selective Insurance Group, Inc.	(6,955)	(601,886)
SoFi Technologies, Inc.	(80,180)	(1,460,880)
StepStone Group, Inc. - Class A	(28,537)	(1,407,159)
T Rowe Price Group, Inc.	(9,472)	(990,108)
Trupanion, Inc.	(8,076)	(176,218)
		(16,672,645)

Health Care - (1.8)%
Ambu AS - Class B	(21,027)	(220,770)
Anavex Life Sciences Corp.	(110,879)	(335,963)
ARS Pharmaceuticals, Inc.	(56,534)	(512,763)
Carl Zeiss Meditec AG	(9,672)	(290,934)
Claritev Corp.	(9,274)	(232,963)

Cochlear Ltd.	(8,592)	(618,870)
Crinetics Pharmaceuticals, Inc.	(15,185)	(539,827)
CRISPR Therapeutics AG	(10,992)	(617,531)
GMR Solutions, Inc. - Class A	(49,269)	(615,862)
Hims & Hers Health, Inc.	(16,936)	(442,876)
ImmunityBio, Inc.	(70,583)	(530,784)
Krystal Biotech, Inc.	(1,472)	(454,892)
LENZ Therapeutics, Inc.	(21,561)	(167,745)
Lonza Group AG	(1,040)	(664,261)
Mesoblast Ltd. - ADR	(28,324)	(436,190)
Moderna, Inc.	(15,996)	(754,851)
Neogen Corp.	(84,068)	(754,090)
Nutex Health, Inc.	(3,612)	(466,345)
Omada Health, Inc.	(29,099)	(522,909)
Oxford Nanopore Technologies PLC	(209,272)	(403,239)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(235,565)
TransMedics Group, Inc.	(4,635)	(311,472)
Vaxcyte, Inc.	(11,594)	(595,932)
		(10,726,634)

Industrials - (2.5)%
Alliance Laundry Holdings, Inc.	(63,593)	(1,605,723)
Arcosa, Inc.	(11,566)	(1,465,990)
Casella Waste Systems, Inc. - Class A	(16,751)	(1,376,430)
Fastenal Co.	(7,566)	(334,417)
Fluence Energy, Inc.	(55,848)	(1,054,410)
Hexcel Corp.	(12,344)	(1,108,368)
Husqvarna AB - Class B	(139,605)	(655,239)
Kadant, Inc.	(3,181)	(1,015,312)
Kornit Digital Ltd.	(35,014)	(564,776)
Kuehne + Nagel International AG	(3,679)	(847,982)
Lyft, Inc. - Class A	(66,654)	(940,488)
Redwire Corp.	(104,332)	(2,563,437)
Rollins, Inc.	(12,471)	(593,620)
Sunbelt Rentals Holdings, Inc.	(7,376)	(578,093)
		(14,704,285)

Information Technology - (0.7)%
Amdocs Ltd.	(15,132)	(952,862)
Power Integrations, Inc.	(37,457)	(3,146,388)
		(4,099,250)

Materials - (0.7)%
Akzo Nobel NV	(16,763)	(1,272,229)
Antofagasta PLC	(10,577)	(582,657)
BASF SE	(25,034)	(1,482,331)
International Paper Co.	(20,859)	(698,151)
		(4,035,368)

Real Estate - (1.2)%
Aroundtown SA	(199,268)	(589,341)
Mid-America Apartment Communities, Inc.	(10,308)	(1,330,454)
Nomura Real Estate Master Fund, Inc.	(1,393)	(1,334,351)
Segro PLC	(148,919)	(1,443,586)
Unibail-Rodamco-Westfield	(20,008)	(2,312,906)
		(7,010,638)

Utilities - (0.3)%

Verbund AG - Class A	(30,133)	(2,022,853)
TOTAL COMMON STOCKS (Proceeds $101,691,506)		(96,673,675)

PREFERRED STOCKS - (0.2)%	Shares	Value
Consumer Discretionary - (0.2)%
Dr Ing hc F Porsche AG, 0.00%	(16,080)	(875,253)
TOTAL PREFERRED STOCKS (Proceeds $1,055,271)		(875,253)

TOTAL SECURITIES SOLD SHORT - (16.6)% (Proceeds $102,746,777)		$ (97,548,928)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

Boston Partners Long/Short Research Fund
Schedule of Total Return Swap Contracts
May 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		$ (934,906)	$ (213,463)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	12/29/2027		(265,190)	17,762
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2027		(298,478)	(75,985)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(971,608)	(50,150)
Amcor PLC		Pay	EFFR + (0.25)%	Termination	12/13/2028		(855,733)	37,332
American Airlines Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,108,746)	(192,589)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(810,830)	(58,577)
Bank of Hawaii Corp.		Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,018,180)	(249,889)
Blackstone, Inc.		Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,847,307)	(1,829,463)
Caris Life Sciences, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(360,550)	485,242
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,022,285)	31,695
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/02/2028	AUD	(4,641,353)	(251,160)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		(774,407)	(141,806)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(527,360)	112,703
Cracker Barrel Old Country Store, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(727,333)	191,993

Cracker Barrel Old Country Store, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(560,465)	(124,690)
Dick's Sporting Goods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,602,548)	(29,795)
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,617,090)	(221,066)
Entegris, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(533,648)	(268,067)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,306,847)	(456,006)
EQT AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(25,595,784)	148,040
First Financial Bankshares, Inc.		Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,478,353)	(99,256)
Fortis, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,028,508)	(166,506)
Fuji Media Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	MUTAN + (0.35)%	Termination	08/30/2028	JPY	(251,348,400)	(259,461)
Fuji Media Holdings, Inc.	Morgan Stanley	Pay	TONA + (0.45)%	Termination	02/11/2029	JPY	(39,627,000)	(8,308)
Glacier Bancorp, Inc.		Pay	EFFR + (0.25)%	Termination	12/13/2028		(3,313,997)	(294,508)
Greif, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,017,314)	120,548
Hayward Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,045,833)	172,444
Hinge Health, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(773,450)	19,441
Hyatt Hotels Corp.	HSBC Bank	Pay	SOFR + (0.05)%	Termination	12/03/2028		(262,791)	(25,220)
Hyatt Hotels Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(894,468)	(202,973)
Infosys Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2028		(300,551)	86,033
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,227,379)	519,646
KB Home	HSBC Bank	Pay	SOFR + (0.05)%	Termination	12/03/2028		(407,053)	133,428
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,662,266)	470,154
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,146,995)	46,578
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/23/2026		(106,365)	55,810
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(98,136)	17,757
Lemonade, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(381,466)	36,021
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,171,277)	(184,391)
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(510,199)	82,720
Moelis & Co.	HSBC Bank	Pay	SOFR + (0.05)%	Termination	12/03/2028		(214,588)	(11,257)
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(2,421,902)	22,111
National Beverage Corp.		Pay	EFFR + (0.25)%	Termination	12/13/2028		(837,047)	(58,005)
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/02/2026		(3,173,057)	(245,335)
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(533,278)	(140,496)
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		(4,570,159)	(2,045,732)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(584,217)	122,748
Sagax AB	Goldman Sachs	Pay	STIBOR + (1.00)%	Termination	01/16/2028	SEK	(9,150,172)	277,785
Sagax AB	Morgan Stanley	Pay	STIBOR + (0.30)%	Termination	08/29/2027	SEK	(4,207,816)	307,583
SDI Corp.	Goldman Sachs	Pay	EFFR + (1.25)%	Termination	12/13/2028		(960,479)	(585,167)
Service Corp. International	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,656,688)	274,837
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.63)%	Termination	08/05/2026		(864,418)	(54,519)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.63)%	Termination	08/08/2026		(218,133)	37,867
Simpson Manufacturing Co., Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,752,818)	(9,731)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(1,732,646)	(145,269)
Spirax Group PLC	J.P. Morgan Securities, Inc.	Pay	SONIA + (0.30)%	Termination	08/30/2028	GBP	(510,952)	(19,937)
Stora Enso Oyj	J.P. Morgan Securities, Inc.	Pay	EUSTR + (0.30)%	Termination	08/27/2028	EUR	(1,549,522)	(67,212)

Swiss Re AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(669,831)	163,058
Swiss Re AG	UBS AG	Pay	SARON + (0.30)%	Termination	01/10/2029	CHF	(80,154)	5,914
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(543,377)	(94,589)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/13/2028		(454,726)	309,538
United Parks & Resorts, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,164,211)	98,348
VAT Group AG	Morgan Stanley	Pay	SARON + 0.35%	Termination	12/13/2028	CHF	(3,074,156)	(1,435,752)
Zurich Insurance Group AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(927,962)	13,645
Zurich Insurance Group AG	UBS AG	Pay	SARON + (0.30)%	Termination	01/10/2029	CHF	(110,843)	3,610
Net Unrealized Appreciation (Depreciation)						0	0	(5,893,939)

There are no upfront payments or receipts associated with total return swaps in the Fund as of May 31, 2026.

Notional Amount is in USD unless otherwise indicated.

EFFR - Effective Federal Funds Rate was 0.036200000000 as of May 31, 2026.
EUSTR - Euro Short-Term Rate was 0 as of May 31, 2026.
MUTAN - Bank of Japan Uncollateralized Overnight Call Rate was 0 as of May 31, 2026.
OBFR - Overnight Bank Funding Rate was 0.036200000000 as of May 31, 2026.
RBA - Reserve Bank of Australia Cash Rate was 0 as of May 31, 2026.
SARON - Swiss Average Rate Overnight was 0 as of May 31, 2026.
SOFR - Secured Overnight Financing Rate was 0.036300000000 as of May 31, 2026.
SONIA - Sterling Overnight Index Average was 0 as of May 31, 2026.
STIBOR - Stockholm Interbank Offered Rate was 0.022460000000 as of May 31, 2026.
TONA - Tokyo Overnight Average Rate was 0 as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Boston Partners Long/Short Research Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 530,049,042	$ 43,082,397	$ –	$ 573,131,439
Warrants	–	–	8,729	8,729
Convertible Notes	–	–	902,621	902,621
Money Market Funds	9,591	–	–	9,591
Total Investments	$ 530,058,633	$ 43,082,397	$ 911,350	$ 574,052,380

Other Financial Instruments:
Total Return Swaps *	$ –	$ 4,422,391	$ –	$ 4,422,391
Total Other Financial Instruments	$ –	$ 4,422,391	$ –	$ 4,422,391

Liabilities:
Investments:
Common Stocks	$ (68,908,991)	$ (27,764,684)	$ –	$ (96,673,675)
Preferred Stocks	–	(875,253)	–	(875,253)
Total Investments	$ (68,908,991)	$ (28,639,937)	$ –	$ (97,548,928)
Other Financial Instruments:
Total Return Swaps *	$ –	$ (10,316,330)	$ –	$ (10,316,330)
Total Other Financial Instruments	$ –	$ (10,316,330)	$ –	$ (10,316,330)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.